Equity (Tables)	12 Months Ended
Dec. 31, 2020
Equity (Tables) [Line Items]
Schedule of the changes in the restricted shares related to ordinary shares granted
	Number of restricted shares	Weighted average granted date fair value
Granted and unvested as of December 31, 2017	$1,308	$7.90
Granted	370,525	0.85
Vested	(370,683)	0.85
Forfeited	(1,150)	7.90
Granted and unvested as of December 31, 2018	$-	$-

Granted and unvested as of December 31, 2019	$-	$-

Schedule of warrants activity
	Number of shares	Weighted average life	Expiration dates
Balance of warrants outstanding as of December 31, 2017	9,280,323	3.52 years	July 6, 2021
Grants of Series A Warrants	576,924	4 years	July 9, 2022
Grants of Placement Agent Warrant	46,154	4 years	July 9, 2022
Grants of Series B Warrants	390,579	0.08 years	August 9, 2018
Exercise of Series B Warrants	(390,579)
Balance of warrants outstanding as of December 31, 2018	9,903,401	2.58 years	*
Balance of warrants outstanding as of December 31, 2019	9,903,401	1.58 years	*
Balance of warrants outstanding as of December 31, 2020	9,903,401	0.58 years	*
*	As of December 31, 2020 and 2019, the Company’s 9,903,401 shares of warrants were comprised of 9,280,323 shares which would expire on July 6, 2021, and 623,078 shares which would expire on July 9, 2022, respectively.

Schedule of assumptions used to value stock options granted using a Black-Scholes model
On July 10, 2018
Terms of warrants	1 month
Exercise price	0.001
Risk free rate of interest	1.88%
Dividend yield	0.00%
Annualized volatility of underlying stock	0.87

Series A Warrants [Member]
Equity (Tables) [Line Items]
Schedule of assumptions used to value stock options granted using a Black-Scholes model
	On July 10, 2018	On December 31, 2019	On December 31, 2020
Terms of warrants	48 months	30 months	18 months
Exercise price	2.60	1.18	1.18
Risk free rate of interest	2.77%	1.56%	0.12%
Dividend yield	0.00%	0.00%	0.00%
Annualized volatility of underlying stock	2.03	2.45	2.19